S000072728 [Member] Annual Fund Operating Expenses - SA Wellington Government and Quality Bond Portfolio	Jul. 28, 2025
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.57%
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.72%
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.82%